NOTES PAYABLE (Details Narrative)			1 Months Ended						3 Months Ended		12 Months Ended
	Mar. 03, 2022 USD ($)	May 12, 2020 USD ($)	Jan. 23, 2024 USD ($) shares	Dec. 21, 2022 USD ($)	Jul. 30, 2021 USD ($)	Nov. 19, 2020 USD ($)	Jun. 24, 2020 USD ($)	Jun. 23, 2020 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2020	Oct. 17, 2018 USD ($)	May 12, 2017 USD ($)
Gain on extinguishment of debt													$ 306,637
Outstanding principal loan balance	$ 3,950,000				$ 578,850
Repayment of related party									$ 6,302	$ 7,599	$ 25,968
Note payable long term									2,088,540		1,560,433		3,035,341
Accrued interest expenses									255,192		221,820		166,348
Non cash interest expenses											216,182
Repayment of installment											500,000
Capitalized fees	$ 221,060
Notes Payable											4,108,913		4,606,227	$ 5,017,987
Interest Expense									187,107	168,672	1,012,314		866,476
Loan from Related Party Debt											19,476		0
Payment of the principal balance									5,398	$ 8,787	$ 35,062		27,786
Final repayment | shares											1,965,600	1,965,600
January 27 2025 [Member]
Outstanding principal loan balance									$ 755,720		$ 0
Long-term Debt, Description									the Company entered into a bond loan agreement with Attica Bank, providing for maximum borrowings of up to €2,200,000 ($2,357,120). Under the terms of the facility, the Company received initial proceeds of €700,000 ($749,600), which were classified as Notes Payable in the Company’s consolidated financial statements. The remaining borrowing capacity of €1,500,000 ($1,619,400) is available to the Company on a revolving basis, subject to the provision of qualifying checks receivable as collateral
Accrued interest expenses									$ 3,766		0
Interest rate									2.95%
Notes payable long term									$ 604,576		0
Full and Final Settlement Agreement [Member]
Payment of loan				$ 1,100,000
Gain on extinguishment of debt				306,637
Repayment of loan				$ 50,310
Outstanding principal loan balance													1,908,195
Note payable long term													1,327,440
Accrued interest expenses													161,274
Debt Exchange Agreement [Member]
Outstanding principal loan balance						$ 611,500			89,967		115,011		245,822
Repayment of related party									29,999
Accrued interest expenses									4,720		7,836		12,379
Agreement description						bears an annual interest rate, based on a 360-day year, of 3% plus 0.6% plus 6-month Euribor when Euribor is positive (2.68% as of December 31, 2024). The principal is to be repaid in 18 quarterly installments of €27,778 ($30,333)
Notes payable long term													122,911
July 30, 2021 Debt Agreement [Member]
Repayment of loan											113,784
Outstanding principal loan balance											213,585		350,555
Note payable long term											94,612		227,065
Accrued interest expenses											16,332		12,063
Agreement description					The note matures on August 5, 2026 and bears an annual interest rate that applies to 60% of the principal of the note that is based on a 365-day year, of 5.84% plus 3-month Euribor when Euribor is positive (2.92% as of December 31, 2023). Pursuant to the terms of the agreement, there is a nine-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 18 quarterly installments of €27,778 commencing three months from the end of the grace period
June 9, 2022 Debt Agreement One [Member]
Repayment of loan									21,592		82,808
Outstanding principal loan balance									172,736		$ 186,318
Outstanding principal amount									335,008
Agreement description											the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (2.92% as of December 31, 2024). Pursuant to the agreement, there is a 12-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824	the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (2.92% as of December 31, 2024). Pursuant to the agreement, there is a 12-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824
Accured interest expense									4,682		$ 8,645		12,215
Notes payable long term									86,368		103,510		204,322
Synthesis Facility Agreement [Member] | TFF [Member]
Outstanding principal loan balance																$ 5,629,555
Accrued expenses																524,094
Synthesis Facility Agreement [Member] | TFF [Member] | Principal Balance One [Member]
Debt instrument, accrue interest rate															5.50%
Debt intrument split, principal balance																$ 2,316,000
Synthesis Facility Agreement [Member] | TFF [Member] | Principal balance 2 [Member]
Stated interest rate																6.00%
Debt split, balance																$ 4,000,000
July 30, 2021 Debt Agreement [Member]
Outstanding principal loan balance					$ 578,850				192,071								$ 1,457,460
Repayment of related party									30,697
Note payable long term									66,896
Accrued interest expenses									18,004
EURO Loan
Debt instruments final payament											388,163			191,100
Loan principal balance											1,397,385			1,898,895
Notes Payable											1,086,638
Interest Expense											155,822
USD Loan
Debt instruments final payament														2,593,363
Loan principal balance														1,406,637
Covid Ninteen [Member] | May 12, 2020 [Member]
Repayment of loan											19,408
Outstanding principal loan balance									106,273		106,745		134,818
Loan from Related Party Debt		$ 366,900							86,031		87,337
Additional principal repayment		$ 5,061
Covid Ninteen [Member] | June 24, 2020 [Member]
Outstanding principal loan balance									49,191		$ 47,761		52,066
Loan from Related Party Debt							$ 68,310
Interest rate											2.50%	2.50%
Notes payable long term									34,329		$ 35,299
National Bank of Greece SA [Member] | June 23, 2020 [Member]
Outstanding principal loan balance									63,506		91,232		227,747
Debt amount received from related party								$ 611,500
Notes payable long term									63,506		$ 91,232		97,606
Payment of the principal balance								$ 31,753
Maturity date								60 months
Senior Promissory Notes [Member] | Unaffiliated Third Party [Member]
Description of loan repayment											CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million)	CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million)
Promissory Note [Member] | July 14, 2023 [Member]
Repayment of loan									58,640		$ 168,670
Outstanding principal loan balance									820,964		843,348		1,081,532
Outstanding principal amount									1,123,700
Accrued interest expenses									3,674		$ 17,322		21,925
Agreement description											the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (2.92% as of December 31, 2024). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024	the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (2.92% as of December 31, 2024). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024
Notes payable long term									586,571		$ 618,616		897,864
Promissory Note [Member] | July 29, 2024 [Member]
Outstanding principal loan balance									431,840		414,040		0
Outstanding principal amount									432,760
Accrued interest expenses									1,466		$ 6,445
Agreement description											the Company entered into an agreement with a third-party lender in the principal amount of €400,000 ($432,760), the “Note”. The Note matures on July 31, 2029 and bears an annual interest rate of 2.58% plus the 3-month Euribor (2.92% as of December 31, 2024). Pursuant to the agreement, there is a six-month grace period for principal and interest repayment. The principal is to be repaid in 18 equal quarterly installments of €22,222 commencing on April 30, 2025	the Company entered into an agreement with a third-party lender in the principal amount of €400,000 ($432,760), the “Note”. The Note matures on July 31, 2029 and bears an annual interest rate of 2.58% plus the 3-month Euribor (2.92% as of December 31, 2024). Pursuant to the agreement, there is a six-month grace period for principal and interest repayment. The principal is to be repaid in 18 equal quarterly installments of €22,222 commencing on April 30, 2025
Notes payable long term									335,876		$ 345,033
Promissory Note [Member] | December 20, 2024 [Member]
Outstanding principal loan balance									431,840		414,040
Outstanding principal amount									414,040
Accrued interest expenses									7,027		$ 821
Agreement description											the Company entered into an agreement with a third-party lender in the principal amount of €400,000 ($414,040), the “Note”. The Note matures on December 20, 2027, and bears an annual interest rate of 6% (including the 3-month Euribor of 2.92% as of December 31, 2024). Pursuant to the agreement, there is a six-month grace period for principal repayment. The principal is to be repaid in 6 equal semiannual installments of €66,667 commencing on June 20, 2025	the Company entered into an agreement with a third-party lender in the principal amount of €400,000 ($414,040), the “Note”. The Note matures on December 20, 2027, and bears an annual interest rate of 6% (including the 3-month Euribor of 2.92% as of December 31, 2024). Pursuant to the agreement, there is a six-month grace period for principal repayment. The principal is to be repaid in 6 equal semiannual installments of €66,667 commencing on June 20, 2025
Notes payable long term									287,893		$ 276,027			$ 0
Promissory Note [Member] | January 23, 2024 [Member]
Outstanding principal loan balance									280,696		$ 279,348		$ 317,880
Total purchase price			$ 637,080
Common stock issued as consideration | shares			280,000
Common stock issued as consideration Fair value			$ 319,200
Cash Consideration Payable			$ 317,880
Payment of the principal balance									$ 10,782
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member]
Cash received upon gross sales												$ 2,750,000
Upfront cash received												$ 2,000,000
Equity interest acquired description											a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales One [Member]
Cash received upon gross sales												$ 2,750,000
Gross sales												6,500,000
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales [Member]
Cash received upon gross sales												2,750,000
Gross sales												$ 13,000,000